3. Loans Impaired, Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Impaired loans	$ 39,780	$ 46,738
Other real estate	1,679	6,254
Level 1
Impaired loans	0	0
Other real estate	0	0
Level 2
Impaired loans	0	0
Other real estate	0	0
Level 3
Impaired loans	39,780	46,738
Other real estate	1,679	6,254
Total gains (losses) for the year ended
Impaired loans	(3,207)	(6,875)
Other real estate	$ (581)	$ (1,136)